SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of movement in the allowances for doubtful debts

	Year Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at beginning of year	18	198	28
Additional provision	334	168	24
Write-offs	(154)	(189)	(27)
Balance at end of year	198	177	25

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of finite lived intangible assets estimated useful lives

Category	Estimated useful life
Software	3	years
Medical license	15	years

Schedule of changes in contract liabilities

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Contract liabilities	4,313	2,450	352